Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Corporate Bonds [Member]
Defined benefit plan, plan assets target allocation percentage	72.00%	37.00%
Government Bonds [Member]
Defined benefit plan, plan assets target allocation percentage		32.00%
Equity [Member]
Defined benefit plan, plan assets target allocation percentage	13.00%	15.00%
Other Instruments [Member]
Defined benefit plan, plan assets target allocation percentage	15.00%	16.00%